CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Total Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	$ 8,232	$ 19,521
Short-term investments	479
Long-term investments	7,753	19,521
Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	3,499	5,593
Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	2,554	8,228
AFS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	2,179	5,700
GCT Semiconductor, Inc. | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment		811
UTStarcom Hong Kong Holdings Ltd | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	3,499	3,499
SBI | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment		1,283
SBI | AFS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	479
Short-term investments	479
ACELAND | Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	2,554	1,109
Shareholder Loan to ACELAND | Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment		7,119
AioTV | AFS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investment	$ 1,700	$ 5,700